Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following:
	December 31, 2023	December 31, 2022

Office and electronic equipment	$323,282	$328,305
Vehicle	752,490	765,250
Furniture and leasehold improvement	31,247	31,285
Office building	8,316,572	8,457,598
Construction in process	781,185	599,319
Less: accumulated depreciation	(1,033,670)	(758,044)
Total	$9,171,106	$9,423,713